UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-03741)

Exact name of registrant as specified in charter:	Putnam New York Tax Exempt Income Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2024

Date of reporting period:	December 1, 2023 – November 30, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam New York Tax Exempt Income Fund
Class A [PTEIX]
Annual Shareholder Report | November 30, 2024

This annual shareholder report contains important information about Putnam New York Tax Exempt Income Fund for the period December 1, 2023, to November 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.79%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2024, Class A shares of Putnam New York Tax Exempt Income Fund returned 6.94%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 4.93% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in bonds with six to 12 years to maturity, as well as selection in bonds with 17 to 22 years to maturity.
↑	Security selection in AAA and AA rated bonds.
↑	Underweight allocation to tax-exempt water, sewage and gas-related utilities, and security selection in private higher education and local general obligation bonds.

Top detractors from performance:
↓	Security selection in bonds with 22 or more years to maturity.
↓	Positioning in bonds with no external credit rating and security selection in bonds rated below investment grade.
↓	Security selection in tax-exempt power and hospital sector bonds.
Use of derivatives and the impact on performance:
The Fund utilized U.S. Treasury futures to hedge treasury term structure risk and yield curve positioning, which minimally detracted from performance.
Putnam New York Tax Exempt Income Fund	PAGE 1	38912-ATSA-0125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,600 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 11/30/2014 — 11/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2024

	1 Year	5 Year	10 Year
Class A	6.94	1.20	2.23
Class A (with sales charge)	2.66	0.38	1.81
Bloomberg Municipal Bond Index	4.93	1.35	2.45
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$770,988,792
Total Number of Portfolio Holdings*	337
Total Management Fee Paid	$3,275,630
Portfolio Turnover Rate	17%
*	Includes derivatives, if applicable.
Putnam New York Tax Exempt Income Fund	PAGE 2	38912-ATSA-0125

WHAT DID THE FUND INVEST IN? (as of November 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-adviser of the Fund on the Effective Date.
Effective September 30, 2024, the portfolio managers for the Fund are John Bonelli, Michael Conn, Paul Drury, Garrett Hamilton, Christopher Sperry and John Wiley.
This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by April 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam New York Tax Exempt Income Fund	PAGE 3	38912-ATSA-0125

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam New York Tax Exempt Income Fund	PAGE 4	38912-ATSA-0125

Putnam New York Tax Exempt Income Fund
Class C [PNNCX]
Annual Shareholder Report | November 30, 2024

This annual shareholder report contains important information about Putnam New York Tax Exempt Income Fund for the period December 1, 2023, to November 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$159	1.54%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2024, Class C shares of Putnam New York Tax Exempt Income Fund returned 6.14%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 4.93% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in bonds with six to 12 years to maturity, as well as selection in bonds with 17 to 22 years to maturity.
↑	Security selection in AAA and AA rated bonds.
↑	Underweight allocation to tax-exempt water, sewage and gas-related utilities, and security selection in private higher education and local general obligation bonds.

Top detractors from performance:
↓	Security selection in bonds with 22 or more years to maturity.
↓	Positioning in bonds with no external credit rating and security selection in bonds rated below investment grade.
↓	Security selection in tax-exempt power and hospital sector bonds.
Use of derivatives and the impact on performance:
The Fund utilized U.S. Treasury futures to hedge treasury term structure risk and yield curve positioning, which minimally detracted from performance.
Putnam New York Tax Exempt Income Fund	PAGE 1	38912-ATSC-0125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class C 11/30/2014 — 11/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2024

	1 Year	5 Year	10 Year
Class C	6.14	0.45	1.59
Class C (with sales charge)	5.14	0.45	1.59
Bloomberg Municipal Bond Index	4.93	1.35	2.45
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$770,988,792
Total Number of Portfolio Holdings*	337
Total Management Fee Paid	$3,275,630
Portfolio Turnover Rate	17%
*	Includes derivatives, if applicable.
Putnam New York Tax Exempt Income Fund	PAGE 2	38912-ATSC-0125

WHAT DID THE FUND INVEST IN? (as of November 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-adviser of the Fund on the Effective Date.
Effective September 30, 2024, the portfolio managers for the Fund are John Bonelli, Michael Conn, Paul Drury, Garrett Hamilton, Christopher Sperry and John Wiley.
This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by April 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam New York Tax Exempt Income Fund	PAGE 3	38912-ATSC-0125

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam New York Tax Exempt Income Fund	PAGE 4	38912-ATSC-0125

Putnam New York Tax Exempt Income Fund
Class R6 [PNYRX]
Annual Shareholder Report | November 30, 2024

This annual shareholder report contains important information about Putnam New York Tax Exempt Income Fund for the period December 1, 2023, to November 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$55	0.53%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2024, Class R6 shares of Putnam New York Tax Exempt Income Fund returned 7.08%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 4.93% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in bonds with six to 12 years to maturity, as well as selection in bonds with 17 to 22 years to maturity.
↑	Security selection in AAA and AA rated bonds.
↑	Underweight allocation to tax-exempt water, sewage and gas-related utilities, and security selection in private higher education and local general obligation bonds.

Top detractors from performance:
↓	Security selection in bonds with 22 or more years to maturity.
↓	Positioning in bonds with no external credit rating and security selection in bonds rated below investment grade.
↓	Security selection in tax-exempt power and hospital sector bonds.
Use of derivatives and the impact on performance:
The Fund utilized U.S. Treasury futures to hedge treasury term structure risk and yield curve positioning, which minimally detracted from performance.
Putnam New York Tax Exempt Income Fund	PAGE 1	38912-ATSR6-0125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R6 11/30/2014 — 11/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2024

	1 Year	5 Year	10 Year
Class R6	7.08	1.44	2.47
Bloomberg Municipal Bond Index	4.93	1.35	2.45
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 5/22/2018. Returns for periods before 5/22/2018 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$770,988,792
Total Number of Portfolio Holdings*	337
Total Management Fee Paid	$3,275,630
Portfolio Turnover Rate	17%
*	Includes derivatives, if applicable.
Putnam New York Tax Exempt Income Fund	PAGE 2	38912-ATSR6-0125

WHAT DID THE FUND INVEST IN? (as of November 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-adviser of the Fund on the Effective Date.
Effective September 30, 2024, the portfolio managers for the Fund are John Bonelli, Michael Conn, Paul Drury, Garrett Hamilton, Christopher Sperry and John Wiley.
Class R6 net operating expenses decreased 0.06% from prior year due to lower interest and fee expenses resulting from a decrease in exposure to tender option bonds.
This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by April 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.
Putnam New York Tax Exempt Income Fund	PAGE 3	38912-ATSR6-0125

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam New York Tax Exempt Income Fund	PAGE 4	38912-ATSR6-0125

Putnam New York Tax Exempt Income Fund
Class Y [PNYYX]
Annual Shareholder Report | November 30, 2024

This annual shareholder report contains important information about Putnam New York Tax Exempt Income Fund for the period December 1, 2023, to November 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$56	0.54%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2024, Class Y shares of Putnam New York Tax Exempt Income Fund returned 7.07%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 4.93% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in bonds with six to 12 years to maturity, as well as selection in bonds with 17 to 22 years to maturity.
↑	Security selection in AAA and AA rated bonds.
↑	Underweight allocation to tax-exempt water, sewage and gas-related utilities, and security selection in private higher education and local general obligation bonds.

Top detractors from performance:
↓	Security selection in bonds with 22 or more years to maturity.
↓	Positioning in bonds with no external credit rating and security selection in bonds rated below investment grade.
↓	Security selection in tax-exempt power and hospital sector bonds.
Use of derivatives and the impact on performance:
The Fund utilized U.S. Treasury futures to hedge treasury term structure risk and yield curve positioning, which minimally detracted from performance.
Putnam New York Tax Exempt Income Fund	PAGE 1	38912-ATSY-0125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class Y 11/30/2014 — 11/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2024

	1 Year	5 Year	10 Year
Class Y	7.07	1.46	2.47
Bloomberg Municipal Bond Index	4.93	1.35	2.45
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$770,988,792
Total Number of Portfolio Holdings*	337
Total Management Fee Paid	$3,275,630
Portfolio Turnover Rate	17%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of November 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
Putnam New York Tax Exempt Income Fund	PAGE 2	38912-ATSY-0125

HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-adviser of the Fund on the Effective Date.
Effective September 30, 2024, the portfolio managers for the Fund are John Bonelli, Michael Conn, Paul Drury, Garrett Hamilton, Christopher Sperry and John Wiley.
Class Y net operating expenses decreased 0.06% from prior year due to lower interest and fee expenses resulting from a decrease in exposure to tender option bonds.
This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by April 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam New York Tax Exempt Income Fund	PAGE 3	38912-ATSY-0125

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager, or Franklin Templeton. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investment Management, LLC and Franklin Templeton which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Franklin Templeton with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC and Franklin Templeton. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In connection with the acquisition of Putnam Investments by Franklin Templeton, the Putnam Investments Code of Ethics was amended effective January 1, 2024 to reflect revised compliance processes, including: (i) Compliance with the Putnam Investments Code of Ethics will be viewed as compliance with the Franklin Templeton Code for certain Putnam employees who are dual-hatted in Franklin Templeton advisory entities (ii) Certain Franklin Templeton employees are required to hold shares of Putnam mutual funds at Putnam Investor Services, Inc. and (iii) Certain provisions of the Putnam Investments Code of Ethics are amended that are no longer needed due to organizational changes. Effective March 4, 2024, the majority of legacy Putnam employees transitioned to Franklin Templeton policies outlined in the Franklin Templeton Code.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit, Compliance and Risk Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each member of the Audit, Compliance and Risk Committee also possesses a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualifies him or her for service on the Committee. In addition, the Trustees have determined that each of Mr. McGreevey and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education.The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Risk Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:
Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
November 30, 2024	$64,968	$ —	$7,738	$ —
November 30, 2023	$67,542	$ —	$7,738	$ —

For the fiscal years ended November 30, 2024 and November 30, 2023, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $879,774 and $228,370 respectively, to the fund, the fund’s investment manager and any entity controlling, controlled by or under common control with the fund’s investment manager that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.
Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees
November 30, 2024	$ —	$791,963	$80,073	$872,036
November 30, 2023	$ —	$220,632	$ —	$220,632

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
New York Tax Exempt Income
Fund

Financial Statements and Other Important Information

Annual | November 30, 2024

Financial Statements and Other Important Information—Annual	franklintempleton.com

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
Putnam New York Tax Exempt Income Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund's portfolio, of Putnam New York Tax Exempt Income Fund (the “Fund”) as of November 30, 2024, the related statement of operations for the year ended November 30, 2024, the statement of changes in net assets for each of the two years in the period ended November 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2024 and the financial highlights for each of the five years in the period ended November 30, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
January 15, 2025

We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

New York Tax Exempt Income Fund	1

The fund’s portfolio 11/30/24
Key to holding’s abbreviations

AGC Assured Guaranty Corporation

AGM Assured Guaranty Municipal Corporation

AMBAC AMBAC Indemnity Corporation

BAM Build America Mutual

FHA Insd. Federal Housing Administration Insured

FNMA Coll. Federal National Mortgage Association Collateralized

G.O. Bonds General Obligation Bonds

U.S. Govt. Coll. U.S. Government Collateralized

VRDN Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 2.86% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (98.9%)*	Rating**	Principal amount	Value
Alaska (1.2%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
4.00%, 10/1/37	A+/F	$4,635,000	$4,645,540
4.00%, 10/1/35	A+/F	4,280,000	4,305,162
			8,950,702
Guam (0.2%)
Territory of GU, Intl. Arpt. Auth. Rev. Bonds, (Antonio B Won Pat Intl. Arpt. Auth.), Ser. A
5.375%, 10/1/40	Baa2	525,000	569,512
5.25%, 10/1/36	Baa2	680,000	733,969
5.125%, 10/1/34	Baa2	390,000	418,288
			1,721,769
New York (96.1%)
Albany, Cap. Resource Corp. Rev. Bonds
(KIPP Cap. Region Pub. Charter Schools), 5.00%, 6/1/64	BBB–	2,600,000	2,645,804
(Albany College of Pharmacy & Hlth. Sciences), Ser. A, 5.00%, 12/1/33	BBB	325,000	325,164
(Albany College of Pharmacy & Hlth. Sciences), Ser. A, 5.00%, 12/1/32	BBB	495,000	495,271
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/32	A	505,000	512,277
(Albany College of Pharmacy & Hlth. Sciences), Ser. A, 5.00%, 12/1/31	BBB	115,000	115,070
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/31	A	1,500,000	1,523,622
(Albany College of Pharmacy & Hlth. Sciences), Ser. A, 5.00%, 12/1/30	BBB	250,000	250,167
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/30	A	1,050,000	1,067,075
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/29	A	1,090,000	1,108,381
(Empire Commons Student Hsg., Inc.), 5.00%, 5/1/28	A	600,000	610,841
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/25	A	580,000	582,551
Brookhaven, Local Dev. Corp. Rev. Bonds
(Jeffersons Ferry), 5.25%, 11/1/36	BBB/F	1,200,000	1,235,591
(Brookhaven Memorial Hosp. Med. Ctr., Inc. Oblig. Group), 4.00%, 10/1/45	A	2,000,000	1,992,207
Broome Cnty., Local Dev. Corp. Rev. Bonds
(United Hlth. Svcs. Hosp. Oblig. Group), AGM, 4.00%, 4/1/50	AA	1,300,000	1,272,730
(Good Shepherd Village at Endwell Oblig. Group), 4.00%, 7/1/41	BBB–/F	2,690,000	2,510,044
(United Hlth. Svcs. Hosp. Oblig. Group), AGM, 4.00%, 4/1/40	AA	1,350,000	1,359,929
(United Hlth. Svcs. Hosp. Oblig. Group), AGM, 4.00%, 4/1/39	AA	1,295,000	1,308,843
(United Hlth. Svcs. Hosp. Oblig. Group), AGM, 4.00%, 4/1/38	AA	1,185,000	1,199,953
(United Hlth. Svcs. Hosp. Oblig. Group), AGM, 4.00%, 4/1/34	AA	1,000,000	1,022,435
Buffalo & Erie Cnty., Indl. Land Dev. Corp. Rev. Bonds
(Orchard Pk.), 5.00%, 11/15/37	BBB/F	4,470,000	4,505,040
(Charter School for Applied Tech.), Ser. A, 5.00%, 6/1/35	BBB	2,000,000	2,060,046
(Orchard Pk.), 5.00%, 11/15/30	BBB/F	500,000	506,396
(D’Youville College), 4.00%, 11/1/50	BBB–	6,535,000	5,496,898
(D’Youville College), 4.00%, 11/1/40	BBB–	1,000,000	899,831
(D’Youville College), 4.00%, 11/1/35	BBB–	1,025,000	973,322
Buffalo & Fort Erie, Pub. Bridge Auth. Rev. Bonds, 5.00%, 1/1/42	A+	2,250,000	2,304,489
Build NY City Resource Corp. Rev. Bonds
(KIPP NYC Pub. Charter Schools), 5.25%, 7/1/62	BBB–	6,250,000	6,527,663
(Global Cmnty. Charter School), 5.00%, 6/15/57	BB+	1,300,000	1,295,826
(Grand Concourse Academy Charter School), 5.00%, 7/1/52	BBB–	1,425,000	1,445,866
(Global Cmnty. Charter School), 5.00%, 6/15/52	BB+	1,520,000	1,522,806
(Manhattan College), 5.00%, 8/1/47	BBB	1,000,000	1,005,048
(1232 Southern Blvd., LLC), 5.00%, 7/1/45	A+	2,500,000	2,509,718

2
New York Tax Exempt Income Fund

MUNICIPAL BONDS AND NOTES (98.9%)* cont.	Rating**	Principal amount	Value
New York cont.
Build NY City Resource Corp. Rev. Bonds
(Grand Concourse Academy Charter School), 5.00%, 7/1/42	BBB–	$550,000	$565,409
(Global Cmnty. Charter School), 5.00%, 6/15/42	BB+	850,000	868,715
(Classical Charter School, Inc.), 4.75%, 6/15/58	BBB–	725,000	726,203
(Classical Charter School, Inc.), 4.75%, 6/15/53	BBB–	850,000	853,864
(Classical Charter School, Inc.), 4.50%, 6/15/43	BBB–	700,000	703,138
(New World Preparatory Charter School), Ser. A, 4.00%, 6/15/56	BB–/P	450,000	362,575
(New World Preparatory Charter School), Ser. A, 4.00%, 6/15/51	BB–/P	975,000	806,382
(Children’s Aid Society (The)), 4.00%, 7/1/49	A+	1,000,000	984,364
4.00%, 9/1/44	A–	1,050,000	1,035,691
(Children’s Aid Society (The)), 4.00%, 7/1/44	A+	450,000	447,179
(New World Preparatory Charter School), Ser. A, 4.00%, 6/15/41	BB–/P	525,000	469,669
(Children’s Aid Society (The)), 4.00%, 7/1/38	A+	290,000	295,049
(Children’s Aid Society (The)), 4.00%, 7/1/36	A+	125,000	128,069
(Academic Leadership Charter School), 4.00%, 6/15/36	BBB–	400,000	399,919
(Academic Leadership Charter School), 4.00%, 6/15/31	BBB–	100,000	100,396
(Academic Leadership Charter School), 4.00%, 6/15/30	BBB–	100,000	100,625
(Academic Leadership Charter School), 4.00%, 6/15/29	BBB–	110,000	110,886
(Academic Leadership Charter School), 4.00%, 6/15/28	BBB–	100,000	100,963
(Academic Leadership Charter School), 4.00%, 6/15/27	BBB–	100,000	100,735
Build NY City Resource Corp. 144A Rev. Bonds
(East Harlem Scholars Academy Charter School), 5.75%, 6/1/52	BB	1,000,000	1,057,766
(Unity Preparatory Charter School of Brooklyn), 5.50%, 6/15/63	BB	1,600,000	1,656,124
(Unity Preparatory Charter School of Brooklyn), 5.50%, 6/15/53	BB	1,000,000	1,042,133
(Unity Preparatory Charter School of Brooklyn), 5.25%, 6/15/43	BB	680,000	707,006
(Inwood Academy for Leadership Charter School), Ser. A, 5.125%, 5/1/38	BB/P	1,100,000	1,124,632
(Inwood Academy for Leadership Charter School), 4.875%, 5/1/31	BB/P	375,000	382,123
(Brilla College Preparatory Charter Schools), 4.00%, 11/1/51	BB+	1,000,000	868,913
(Brilla College Preparatory Charter Schools), 4.00%, 11/1/41	BB+	1,780,000	1,645,293
(Brilla College Preparatory Charter Schools), 4.00%, 11/1/31	BB+	1,265,000	1,266,546
Build NY City Resource Corp. Solid Waste Disp. 144A Rev. Bonds, (Pratt Paper NY, Inc.), 5.00%, 1/1/35	B+/P	1,750,000	1,751,273
Dutchess Cnty., Local Dev. Corp. Rev. Bonds
(Marist College), 5.00%, 7/1/52	A2	9,000,000	9,426,819
(Culinary Inst. of America (The)), 5.00%, 7/1/35	Baa2	155,000	157,669
(Culinary Inst. of America (The)), 5.00%, 7/1/32	Baa2	1,065,000	1,085,916
(Culinary Inst. of America (The)), 4.00%, 7/1/40	Baa2	100,000	94,608
(Culinary Inst. of America (The)), 4.00%, 7/1/39	Baa2	100,000	95,314
(Culinary Inst. of America (The)), 4.00%, 7/1/38	Baa2	200,000	192,912
(Culinary Inst. of America (The)), 4.00%, 7/1/37	Baa2	175,000	171,331
(Culinary Inst. of America (The)), 4.00%, 7/1/36	Baa2	175,000	172,854
(Culinary Inst. of America (The)), 4.00%, 7/1/35	Baa2	175,000	173,740
Dutchess Cnty., Local Dev. Corp. 144A Rev. Bonds, (Bard College), Ser. A
5.00%, 7/1/51	BBB–	4,000,000	4,091,507
5.00%, 7/1/45	BBB–	3,400,000	3,508,226
5.00%, 7/1/40	BBB–	1,000,000	1,044,234
Erie Cnty., Indl. Dev. Agcy. Multi-Fam. Hsg. Rev. Bonds, (Westchester Pk. Preservation LP), FNMA Coll., 4.25%, 2/1/41	Aaa	4,477,000	4,544,665
Hempstead Town, Local Dev. Corp. Rev. Bonds
(Evergeen Charter School, Inc.), Ser. A, 5.25%, 6/15/52	BB	2,000,000	2,056,311
(Hofstra U.), 5.00%, 7/1/47	A2	1,000,000	1,026,285
(Molloy College), 5.00%, 7/1/43	BBB	1,025,000	1,040,382
(Hofstra U.), 5.00%, 7/1/42	A2	1,200,000	1,239,349
(Molloy College), 5.00%, 7/1/38	BBB	865,000	883,771
(Molloy College), 5.00%, 7/1/38	BBB	480,000	487,662
(Molloy College), 5.00%, 7/1/37	BBB	315,000	320,427
(Adelphi U.), 5.00%, 2/1/34	A–	200,000	211,948
(Adelphi U.), 5.00%, 2/1/33	A–	205,000	217,450
(Adelphi U.), 5.00%, 6/1/32	A–	200,000	219,754
(Adelphi U.), 5.00%, 2/1/32	A–	230,000	243,905
(Adelphi U.), 5.00%, 2/1/31	A–	200,000	212,328

New York Tax Exempt Income Fund
3

MUNICIPAL BONDS AND NOTES (98.9%)* cont.	Rating**	Principal amount	Value
New York cont.
Hempstead Town, Local Dev. Corp. Rev. Bonds
(Adelphi U.), 5.00%, 2/1/30	A–	$155,000	$165,516
(Adelphi U.), 4.00%, 2/1/39	A–	1,000,000	1,001,142
Liberty, Dev. Corp. Rev. Bonds, (Goldman Sachs Headquarters), 5.50%, 10/1/37	A2	4,010,000	4,823,834
Long Island, Pwr. Auth. Elec. Syst. Rev. Bonds
Ser. A, 5.00%, 9/1/49	A2	12,500,000	13,735,291
Ser. B, 5.00%, 9/1/45	A2	2,000,000	2,015,955
Ser. A, 3.00%, 9/1/40	A2	1,000,000	894,142
Metro. Trans. Auth. Rev. Bonds
(Green Bonds), Ser. C-1, BAM, 5.00%, 11/15/44	AA	10,000,000	10,504,227
Ser. B, 5.00%, 11/15/33	A3	5,220,000	5,355,768
Ser. A, BAM, 4.00%, 11/15/48	AA	4,000,000	3,989,812
Ser. D-2, 4.00%, 11/15/47	A3	2,000,000	1,966,522
(Green Bonds), Ser. A-1, 4.00%, 11/15/47	A3	3,000,000	2,949,783
Metro. Trans. Auth. Hudson Rail Yards Trust Oblig. Rev. Bonds, Ser. A, 5.00%, 11/15/51	A3	9,500,000	9,514,213
Monroe Cnty., Indl. Dev. Corp. Rev. Bonds
(St. John Fisher U.), 5.25%, 6/1/54	A–	850,000	924,224
(St. John Fisher U.), 5.25%, 6/1/49	A–	635,000	699,803
(Rochester Gen. Hosp.), 5.00%, 12/1/46	BBB+	3,000,000	3,037,739
(Rochester Gen. Hosp.), Ser. A, 5.00%, 12/1/37	BBB+	2,000,000	2,003,642
(Rochester Gen. Hosp.), 5.00%, 12/1/35	BBB+	600,000	613,297
(Rochester Gen. Hosp.), Ser. A, 5.00%, 12/1/32	BBB+	1,250,000	1,252,101
(Rochester Regl. Hlth. Oblig. Group), 4.00%, 12/1/46	BBB+	1,250,000	1,182,415
(Highland Hosp.), 4.00%, 7/1/40	A2	3,890,000	3,911,609
Monroe Cnty., Indl. Dev. Corp. 144A Rev. Bonds
(Eugenio Maria de Hostos Charter School), 5.00%, 7/1/59	Ba1	1,350,000	1,367,382
(True North Rochester Preparatory Charter School), 5.00%, 6/1/59	Baa3	4,120,000	4,172,691
(Eugenio Maria de Hostos Charter School), 5.00%, 7/1/54	Ba1	2,000,000	2,033,427
(Eugenio Maria de Hostos Charter School), 5.00%, 7/1/44	Ba1	1,320,000	1,369,819
Nassau Cnty., Local Econ. Rev. Bonds, (Roosevelt Children’s Academy Charter School), 5.00%, 7/1/55	Baa2	2,750,000	2,813,474
Nassau Cnty., Tobacco Settlement Corp. Rev. Bonds, Ser. A-2, 5.25%, 6/1/26	CCC+	4,537,648	4,451,020
New Rochelle, Corp. Local Dev. Rev. Bonds, (Iona College), Ser. A, 5.00%, 7/1/40	Baa2	350,000	351,688
Niagara Frontier Trans. Auth. Rev. Bonds, (Buffalo Niagara Intl. Arpt.), Ser. A
5.00%, 4/1/39	A3	1,040,000	1,069,264
5.00%, 4/1/37	A3	1,000,000	1,032,030
5.00%, 4/1/35	A3	200,000	207,461
NY City, G.O. Bonds
Ser. D, 5.25%, 4/1/54	Aa2	2,500,000	2,778,278
Ser. C-1, 5.25%, 9/1/50	Aa2	3,335,000	3,739,284
Ser. B-1, 5.25%, 10/1/47	Aa2	4,800,000	5,310,730
Ser. C-1, 5.25%, 9/1/45	Aa2	5,000,000	5,672,580
Ser. B-1, 5.25%, 10/1/43	Aa2	1,500,000	1,679,452
Ser. A, 5.00%, 8/1/47	Aa2	5,300,000	5,796,918
(Fiscal 2024), Ser. A, 5.00%, 8/1/46	Aa2	1,450,000	1,591,316
Ser. C, 5.00%, 8/1/42	Aa2	5,350,000	5,771,055
Ser. D-1, 4.00%, 3/1/44	Aa2	1,135,000	1,139,697
Ser. A, 4.00%, 8/1/42	Aa2	3,500,000	3,516,556
NY City, Hlth. & Hosp. Corp. Rev. Bonds, Ser. A, 4.00%, 2/15/48	Aa3	880,000	868,385
NY City, Hsg. Dev. Corp. Rev. Bonds
Ser. J, 3.15%, 11/1/54	AA+	6,190,000	4,947,242
(Sustainable Dev.), Ser. A-1, 3.05%, 11/1/42	AA+	3,195,000	2,858,670
2.80%, 2/1/50	Aa2	3,585,000	2,689,529
(Sustainable Dev.), Ser. F-1, FHA Insd., 2.50%, 11/1/51	AA+	5,480,000	3,785,660
NY City, Hsg. Dev. Corp. Rev. Bonds (Sustainable Bond), Ser. B-1A, 4.75%, 11/1/54	AA+	2,750,000	2,824,556
NY City, Hsg. Dev. Corp. Multi-Fam. Hsg. Rev. Bonds
(Sustainable Dev.), Ser. A-1, 4.95%, 11/1/58	AA+	2,000,000	2,067,298
Ser. A-1, FHA Insd., 4.75%, 11/1/54	AA+	3,000,000	3,081,334
Ser. I-1, 2.80%, 11/1/60	AA+	3,000,000	2,069,365
(Sustainability Bonds), Ser. I-1, 2.70%, 11/1/55	AA+	7,000,000	4,946,908
Ser. C-1, 2.60%, 11/1/56	AA+	1,660,000	1,124,299

4
New York Tax Exempt Income Fund

MUNICIPAL BONDS AND NOTES (98.9%)* cont.	Rating**	Principal amount	Value
New York cont.
NY City, Hsg. Dev. Corp. Multi-Fam. Hsg. Rev. Bonds
Ser. F-1, FHA Insd., 2.60%, 11/1/56	AA+	$4,000,000	$2,709,154
Ser. C-1, 2.50%, 11/1/51	AA+	5,000,000	3,454,070
Ser. G-1, FHA Insd., 2.45%, 11/1/45	AA+	4,500,000	3,292,730
Ser. D-1B, FHA Insd., 2.40%, 11/1/50	AA+	5,000,000	3,360,822
NY City, Indl. Dev. Agcy. Arpt. Fac. Rev. Bonds, (Sr. Trips), Ser. A, 5.00%, 7/1/28	BBB+	1,050,000	1,055,620
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds
Ser. AA-1, 5.25%, 6/15/52	Aa1	10,000,000	11,033,870
Ser. DD, 5.25%, 6/15/47	Aa1	4,000,000	4,464,704
Ser. AA-1, 5.00%, 6/15/48	Aa1	2,090,000	2,246,251
Ser. BB-1, 3.00%, 6/15/44	Aa1	1,000,000	864,158
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. VRDN, Ser. DD-1, 3.15%, 6/15/43	VMIG 1	835,000	835,000
NY City, Transitional Fin. Auth. Rev. Bonds
5.50%, 11/1/45	AAA	10,000,000	11,363,861
(Future Tax Secd.), Ser. F-1, 5.25%, 2/1/53	AAA	5,000,000	5,569,391
Ser. C-1, 5.00%, 5/1/50	AAA	12,500,000	13,758,624
(Future Tax Secd.), 5.00%, 5/1/45	AAA	3,500,000	3,867,700
(Future Tax Secd.), Ser. A-1, 5.00%, 5/1/45	AAA	4,000,000	4,400,030
(Future Tax Secd.), 5.00%, 5/1/43	AAA	2,150,000	2,403,794
5.00%, 8/1/40	AAA	14,000,000	14,778,172
(Future Tax Secd.), 5.00%, 5/1/40	AAA	2,000,000	2,271,518
Ser. A-1, 5.00%, 5/1/37	AAA	1,000,000	1,019,534
(Future Tax Secd.), 4.00%, 5/1/40	AAA	2,500,000	2,550,712
(Future Tax Secd.), 4.00%, 5/1/39	AAA	5,000,000	5,140,889
(Future Tax Secd.), 4.00%, 8/1/38	AAA	5,000,000	5,074,361
(Future Tax Secd.), Ser. F-1, 4.00%, 11/1/37	AAA	1,000,000	1,037,030
NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds, Ser. S-1
5.00%, 7/15/43	Aa2	8,110,000	8,237,240
5.00%, 7/15/40	Aa2	4,550,000	4,556,553
NY Counties, Tobacco Trust II Rev. Bonds, (Tobacco Settlement Pass Through), 5.75%, 6/1/43	A–	775,000	790,048
NY Counties, Tobacco Trust IV Rev. Bonds, (Tobacco Settlement Pass Through), Ser. A, 5.00%, 6/1/38	B–	6,985,000	6,804,462
NY Counties, Tobacco Trust VI Rev. Bonds
(Tobacco Settlement Pass Through), Ser. A-2B, 5.00%, 6/1/51	BB+/P	2,300,000	2,142,074
Ser. A-2B, 5.00%, 6/1/45	BB+	1,000,000	946,035
(Tobacco Settlement Pass Through), Ser. B, 5.00%, 6/1/41	A–	250,000	252,425
(Tobacco Settlement Pass Through), Ser. B, 5.00%, 6/1/36	A–	265,000	269,189
NY Metro. Trans. Auth. Special Tax Bonds, Ser. A, 5.25%, 11/15/54	AA	5,000,000	5,591,722
NY State Convention Ctr. Dev. Corp. Rev. Bonds, (Hotel Unit Fee)
5.00%, 11/15/45	A2	3,000,000	3,024,925
zero %, 11/15/50	A2	7,000,000	2,176,223
NY State Dorm. Auth. Rev. Bonds
(NYU), Ser. 1, AMBAC, 5.50%, 7/1/40	Aa2	6,000,000	7,185,606
(Iona College), Ser. A, 5.00%, 7/1/51	Baa2	350,000	358,644
(St. Joseph’s College), 5.00%, 7/1/51	BBB–/F	1,775,000	1,626,106
(Iona College), 5.00%, 7/1/42	Baa2	225,000	235,725
(The New School), Ser. A, 5.00%, 7/1/42	A3	750,000	809,723
(The New School), Ser. A, 5.00%, 7/1/41	A3	1,000,000	1,083,447
(The New School), Ser. A, 5.00%, 7/1/40	A3	900,000	978,697
(The New School), Ser. A, 5.00%, 7/1/39	A3	750,000	817,094
(Wagner College), 5.00%, 7/1/38	BBB–/F	840,000	861,916
(Iona College), 5.00%, 7/1/37	Baa2	200,000	213,552
(Wagner College), 5.00%, 7/1/37	BBB–/F	770,000	793,664
(Wagner College), 5.00%, 7/1/36	BBB–/F	730,000	755,853
(Wagner College), 5.00%, 7/1/35	BBB–/F	1,000,000	1,039,320
(Wagner College), 5.00%, 7/1/33	BBB–/F	1,000,000	1,047,133
(Iona College), 5.00%, 7/1/32	Baa2	525,000	574,199
(Iona College), 5.00%, 7/1/31	Baa2	625,000	679,255
(Iona College), 5.00%, 7/1/29	Baa2	250,000	266,992
4.00%, 5/1/54	A3	5,000,000	4,780,488

New York Tax Exempt Income Fund
5

MUNICIPAL BONDS AND NOTES (98.9%)* cont.	Rating**	Principal amount	Value
New York cont.
NY State Dorm. Auth. Rev. Bonds
(Northwell Hlth.), 4.00%, 5/1/45	A3	$10,000,000	$9,986,853
(Rockefeller U. (The)), Ser. A, 4.00%, 7/1/42	Aa1	6,400,000	6,502,202
(St. Joseph’s College), 4.00%, 7/1/35	BBB–/F	600,000	545,873
NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds
(Pace U.), Ser. A, 5.50%, 5/1/56	Baa3	1,750,000	1,916,794
(Pace U.), Ser. A, 5.50%, 5/1/49	Baa3	875,000	963,753
(Culinary Inst. of America), 5.50%, 7/1/33	Baa2	1,180,000	1,181,864
(NY Inst. Of Tech.), 5.25%, 7/1/54	Baa2	2,900,000	3,119,114
(NY Inst. Of Tech.), 5.25%, 7/1/49	Baa2	2,300,000	2,491,667
(School Dist. Fin. Program), Ser. C, AGC, 5.125%, 10/1/36	AA	40,000	40,066
(NY Inst. Of Tech.), 5.00%, 7/1/44	Baa2	700,000	752,869
(NY Inst. Of Tech.), 5.00%, 7/1/43	Baa2	770,000	830,758
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5.00%, 5/1/43 (Prerefunded 5/1/25)	A3	2,500,000	2,516,247
(Pratt Inst.), 5.00%, 7/1/39	A2	2,750,000	2,798,344
(St. John’s U.), Ser. A, 5.00%, 7/1/37	A3	1,400,000	1,410,843
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5.00%, 5/1/37 (Prerefunded 5/1/25)	A3	3,000,000	3,019,496
(NYU Hosp. Ctr.), 5.00%, 7/1/33	A1	360,000	369,245
(School Dist. Fin. Program), Ser. C, AGC, 5.00%, 10/1/31	AA	20,000	20,030
NY State Dorm. Auth. Personal Income Tax Rev. Bonds
Ser. A, 5.25%, 3/15/52	Aa1	3,000,000	3,335,570
Ser. B, U.S. Govt. Coll., 5.00%, 2/15/41 (Prerefunded 8/15/27)	AAA/P	10,000	10,637
Ser. B-C, U.S. Govt. Coll., 5.00%, 2/15/41 (Prerefunded 2/15/25)	AAA/P	5,000	5,020
Ser. B, U.S. Govt. Coll., 5.00%, 2/15/39 (Prerefunded 8/15/27)	AAA/P	5,000	5,318
Ser. A, 3.00%, 3/15/38	Aa1	1,320,000	1,250,776
NY State Dorm. Auth. Sales Tax Rev. Bonds (Bidding Group 3), Ser. A, 5.00%, 3/15/54	Aa1	5,000,000	5,494,897
NY State Energy Research & Dev. Auth. Poll. Control Rev. Bonds, (NY State Elec. & Gas Corp.)
Ser. C, 4.00%, 4/1/34	A–	3,600,000	3,688,397
Ser. D, 3.50%, 10/1/29	A–	5,000,000	4,949,441
NY State Env. Fac. Corp. Solid Waste Disp.
Mandatory Put Bonds (9/3/30), (Casella Waste Syst., Inc.), 5.125%, 9/1/50	B1	1,000,000	1,062,685
Mandatory Put Bonds (9/2/25), (Casella Waste Syst., Inc.), Ser. R-1, 2.75%, 9/1/50	B1	550,000	545,551
NY State Hsg. Fin. Agcy. VRDN (8 East 102nd St., LLC), Ser. A, 2.80%, 5/1/44	VMIG 1	4,780,000	4,780,000
NY State Liberty Dev. Corp. Rev. Bonds
(7 World Trade Ctr. II, LLC), 3.50%, 9/15/52	A2	3,000,000	2,577,658
(7 World Trade Ctr. II, LLC), 3.125%, 9/15/50	Aaa	3,075,000	2,568,109
(4 World Trade Ctr.), 3.00%, 11/15/51	A+	7,120,000	5,593,471
(7 World Trade Ctr. II, LLC), 3.00%, 9/15/43	Aaa	29,290,000	25,428,881
(Port Auth. of NY & NJ), Ser. 1WTC, 3.00%, 2/15/42	AA–	1,500,000	1,316,472
(One Bryant Pk., LLC), Class 3, 2.80%, 9/15/69	Baa1	5,500,000	5,123,741
(Port Auth. of NY & NJ), Ser. 1WTC, 2.75%, 2/15/44	AA–	8,250,000	6,573,619
NY State Liberty Dev. Corp. 144A Rev. Bonds, (3 World Trade Ctr., LLC)
Class 2, 5.15%, 11/15/34	BB/P	515,000	515,427
Class 1-3, 5.00%, 11/15/44	BB–/P	15,975,000	15,983,801
NY State Thruway Auth. Rev. Bonds
Ser. A, 5.00%, 1/1/46	A1	2,000,000	2,025,229
Ser. B, 4.00%, 1/1/45	A1	6,000,000	5,949,233
Ser. B, 4.00%, 1/1/41	A1	3,000,000	3,012,415
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds
(JFK Intl. Arpt. New Term. One, LLC), 6.00%, 6/30/54	Baa3	5,700,000	6,222,602
(Delta Air Lines, Inc.), 5.625%, 4/1/40	Baa3	2,900,000	3,139,626
(JFK Intl. Arpt. New Term. One, LLC), 5.50%, 6/30/60	Baa3	5,000,000	5,345,076
AGC, 5.25%, 12/31/54	AA	3,000,000	3,233,616
(Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/46	Baa2	4,500,000	4,500,079
(Delta Air Lines, Inc.), 5.00%, 10/1/40	Baa3	7,250,000	7,542,093
(Delta Air Lines, Inc. — LaGuardia Arpt. Term. C&D), 5.00%, 1/1/36	Baa3	5,000,000	5,138,306
(Delta Air Lines, Inc.), 5.00%, 10/1/35	Baa3	750,000	787,720
(JFK Intl. Air Term., LLC), 5.00%, 12/1/34	Baa1	5,000,000	5,402,324
(Delta Air Lines, Inc. — LaGuardia Arpt. Term. C&D), 5.00%, 1/1/34	Baa3	2,000,000	2,061,129
(Delta Air Lines, Inc. — LaGuardia Arpt. Term. C&D), 5.00%, 1/1/32	Baa3	1,000,000	1,033,258
(JFK Intl. Arpt. Term. 4, LLC), 4.00%, 12/1/41	Baa1	900,000	886,378

6
New York Tax Exempt Income Fund

MUNICIPAL BONDS AND NOTES (98.9%)* cont.	Rating**	Principal amount	Value
New York cont.
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds
(JFK Intl. Arpt. Term. 4, LLC), 4.00%, 12/1/38	Baa1	$600,000	$600,681
(American Airlines, Inc.), 3.00%, 8/1/31	BB/F	1,630,000	1,545,420
NY State Urban Dev. Corp. Personal Income Tax Rev. Bonds, (Group C), Ser. A , 5.00%, 3/15/38	Aa1	6,515,000	6,586,333
NY State Urban Dev. Corp. Sales Tax Rev. Bonds, Ser. A, 5.00%, 3/15/45	Aa1	10,000,000	10,994,039
Oneida Cnty., Local Dev. Corp. Rev. Bonds, (Mohawk Valley Hlth. Syst.)
AGM, 4.00%, 12/1/46	AA	4,000,000	3,950,610
Ser. A, AGM, 4.00%, 12/1/38	AA	1,250,000	1,267,619
Ser. A, AGM, 4.00%, 12/1/37	AA	1,000,000	1,016,345
Ser. A, AGM, 4.00%, 12/1/36	AA	1,250,000	1,273,619
Ser. A, AGM, 4.00%, 12/1/35	AA	1,000,000	1,021,055
Oneida Indian Nation 144A Rev. Bonds, (Oneida Indian Nation of NY), Ser. B, 6.00%, 9/1/43	BBB–/F	1,200,000	1,327,781
Onondaga, Civic Dev. Corp. Rev. Bonds, (Le Moyne College)
5.00%, 7/1/51	Baa2	700,000	710,527
5.00%, 7/1/46	Baa2	450,000	460,473
5.00%, 1/1/43	Baa2	740,000	751,143
Ser. B, 5.00%, 7/1/35	Baa2	410,000	430,225
5.00%, 7/1/34	Baa2	445,000	447,757
Ser. B, 5.00%, 7/1/34	Baa2	285,000	299,636
Ser. B, 5.00%, 7/1/33	Baa2	305,000	320,652
Ser. B, 5.00%, 7/1/32	Baa2	265,000	279,658
4.00%, 7/1/42	Baa2	525,000	495,335
4.00%, 7/1/41	Baa2	215,000	204,587
Ser. B, 4.00%, 7/1/40	Baa2	300,000	287,728
4.00%, 7/1/39	Baa2	450,000	434,541
Ser. B, 4.00%, 7/1/39	Baa2	825,000	796,658
4.00%, 7/1/38	Baa2	150,000	146,793
Ser. B, 4.00%, 7/1/38	Baa2	455,000	445,272
Ser. B, 4.00%, 7/1/37	Baa2	490,000	484,917
4.00%, 7/1/36	Baa2	325,000	323,382
Ser. B, 4.00%, 7/1/36	Baa2	425,000	422,884
4.00%, 7/1/34	Baa2	300,000	300,604
Port Auth. of NY & NJ Rev. Bonds
5.00%, 1/15/47	Aa3	3,000,000	3,277,128
Ser. 217, 5.00%, 11/1/44	Aa3	2,700,000	2,868,651
4.00%, 11/1/39	Aa3	3,250,000	3,307,492
Poughkeepsie City, G.O. Bonds
5.00%, 6/1/31	Baa3	600,000	607,098
5.00%, 6/1/25	Baa3	230,000	230,585
Southold, Local Dev. Corp. Rev. Bonds, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/45	BBB–/F	2,250,000	2,250,457
St. Lawrence Cnty., Indl. Dev. Agcy. Civic Dev. Corp. Rev. Bonds, (Clarkson U.)
Ser. A, 5.00%, 9/1/41	Baa2	100,000	103,790
Ser. B, 5.00%, 9/1/41	Baa2	200,000	207,580
Ser. A, 5.00%, 9/1/40	Baa2	100,000	104,327
Ser. B, 5.00%, 9/1/40	Baa2	200,000	208,654
Ser. A, 5.00%, 9/1/39	Baa2	125,000	131,041
Ser. B, 5.00%, 9/1/39	Baa2	195,000	204,424
Ser. A, 5.00%, 9/1/38	Baa2	125,000	131,744
Ser. B, 5.00%, 9/1/38	Baa2	200,000	210,791
Ser. A, 5.00%, 9/1/37	Baa2	100,000	105,824
Ser. B, 5.00%, 9/1/37	Baa2	220,000	232,812
Ser. A, 5.00%, 9/1/36	Baa2	100,000	106,149
Ser. B, 5.00%, 9/1/36	Baa2	200,000	212,298
Ser. B, 5.00%, 9/1/35	Baa2	200,000	213,135
Ser. B, 5.00%, 9/1/34	Baa2	200,000	213,765
Ser. B, 5.00%, 9/1/33	Baa2	150,000	160,979
Ser. B, 5.00%, 9/1/32	Baa2	150,000	161,590
Suffolk, Regl. Off-Track Betting Corp. Rev. Bonds, 6.00%, 12/1/53	BB–/P	3,000,000	3,149,238
Suffolk, Tobacco Asset Securitization Corp. Rev. Bonds
4.00%, 6/1/41	A–	1,300,000	1,274,096
4.00%, 6/1/40	A–	1,250,000	1,235,740

New York Tax Exempt Income Fund
7

MUNICIPAL BONDS AND NOTES (98.9%)* cont.	Rating**	Principal amount	Value
New York cont.
Suffolk, Tobacco Asset Securitization Corp. Rev. Bonds
4.00%, 6/1/39	A–	$1,250,000	$1,247,001
4.00%, 6/1/38	A–	815,000	818,973
4.00%, 6/1/37	A–	1,250,000	1,260,582
Ser. B-2, zero %, 6/1/66	BB/P	5,000,000	515,632
Syracuse, Regl. Arpt. Auth. Rev. Bonds
5.00%, 7/1/33	Baa1	1,500,000	1,585,523
4.00%, 7/1/36	Baa1	400,000	400,816
4.00%, 7/1/35	Baa1	350,000	352,123
Tompkins Cnty., Dev. Corp. Rev. Bonds
(Kendal at Ithaca, Inc.), 5.00%, 7/1/44	BBB+	2,570,000	2,571,560
(Ithaca College), 5.00%, 7/1/41	A3	715,000	736,136
(Ithaca College), 5.00%, 7/1/37	A3	250,000	259,771
(Ithaca College), 5.00%, 7/1/35	A3	150,000	156,271
(Ithaca College), 5.00%, 7/1/34	A3	150,000	156,492
Triborough Bridge & Tunnel Auth. Rev. Bonds
(Metro. Trans. Auth. Payroll Mobility Tax), Ser. D-2, 5.50%, 5/15/52	AA+	3,250,000	3,645,548
(Metro. Trans. Auth. Payroll Mobility Tax), Ser. C, 5.25%, 5/15/52	AA+	5,500,000	6,028,755
Ser. B, zero %, 11/15/32	Aa3	3,900,000	2,960,917
Ser. A, zero %, 11/15/30	A1	7,000,000	5,713,411
Troy, Cap. Resource Corp. Rev. Bonds, (Rensselaer Polytechnic Inst.), Ser. A
5.00%, 9/1/39	A3	2,725,000	2,940,824
5.00%, 9/1/34	A3	2,000,000	2,192,837
4.00%, 9/1/40	A3	1,375,000	1,379,241
TSASC, Inc. Rev. Bonds, Ser. A, 5.00%, 6/1/41	A–	15,490,000	15,747,809
Util. Debt Securitization Auth. Rev. Bonds, Ser. 1, 5.00%, 12/15/40	Aaa	4,000,000	4,643,192
Westchester Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds, (Kendal on Hudson), Ser. B
5.00%, 1/1/41	BBB+/F	500,000	525,909
5.00%, 1/1/37	BBB+/F	525,000	559,070
5.00%, 1/1/32	BBB+/F	500,000	535,646
Westchester Cnty., Indl. Dev. Agcy. Civic Fac. 144A Rev. Bonds, (Purchase Sr. Learning Cmnty.), 5.00%, 7/1/56	B–/P	2,205,000	2,218,418
Westchester Cnty., Indl. Dev. Multi-Fam. Hsg. Mandatory Put Bonds (5/1/41), (Armory Plaza Preservation, LP), FNMA Coll., 4.30%, 6/1/46	Aaa	3,200,000	3,229,166
Westchester Cnty., Local Dev. Corp. Rev. Bonds
(Purchase Hsg. Corp. II), 5.00%, 6/1/42	BBB	1,235,000	1,251,843
(NY Blood Ctr., Inc.), 5.00%, 7/1/38	Baa1	1,000,000	1,095,724
Westchester Tobacco Asset Securitization Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/41	A–	1,250,000	1,272,197
Yonkers, Econ. Dev. Corp. Edl. Rev. Bonds, (Charter School of Edl. Excellence), Ser. A
5.00%, 10/15/54	BB/P	505,000	506,268
5.00%, 10/15/49	BB/P	665,000	668,669
5.00%, 10/15/39	BB/P	545,000	557,965
			740,715,143
Puerto Rico (0.8%)
Cmnwlth. of PR, G.O. Bonds, Ser. A-1
4.00%, 7/1/41	BB–/P	3,200,000	3,083,270
4.00%, 7/1/37	BB–/P	2,750,000	2,701,342
Cmnwlth. of PR, Sales Tax Fin. Corp. (COFINA) Rev. Bonds, Class 2, zero %, 8/1/47	BBB/P	1,548,906	495,686
			6,280,298
Washington (0.6%)
Grays Harbor Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, 6.75%, 12/1/44	BB+	4,300,000	4,903,119
			4,903,119
Total municipal bonds and notes (cost $749,906,906)			$762,571,031
SHORT-TERM INVESTMENTS (—%)*	Shares	Value
Putnam Short Term Investment Fund Class P 4.78% L	369,892	$369,892
Total short-term investments (cost $369,892)		$369,892
TOTAL INVESTMENTS
Total investments (cost $750,276,798)	$762,940,923

8
New York Tax Exempt Income Fund

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from December 1, 2023 through November 30, 2024 (the reporting period). Within the following notes to the portfolio, references to “Franklin Advisers” represent Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $770,988,792.
**	The Moody’s, Standard & Poor’s or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. Ratings are not covered by the Report of Independent Registered Public Accounting Firm. For further details regarding security ratings, please see the Statement of Additional Information.
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, US Secured Overnight Financing Rate (SOFR), Chicago Mercantile Exchange (CME) Term SOFR 3 Month or CME Term SOFR 6 Month rates, which were 2.86%, 4.59%, 4.47% and 4.38%, respectively, as of the close of the reporting period.
The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
The dates shown on debt obligations are the original maturity dates.
The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
Education	20.6%
Transportation	16.6
Tax bonds	15.0
Health care	10.0
ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$762,571,031	$—
Short-term investments	—	369,892	—
Totals by level	$—	$762,940,923	$—

The accompanying notes are an integral part of these financial statements.

New York Tax Exempt Income Fund
9

Financial statements

Statement of assets and liabilities

11/30/24

ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $749,906,906)	$762,571,031
Affiliated issuers (identified cost $369,892) (Note 5)	369,892
Interest and other receivables	9,671,113
Receivable for shares of the fund sold	413,848
Prepaid assets	11,925
Total assets	773,037,809

LIABILITIES
Payable for shares of the fund repurchased	961,692
Payable for compensation of Manager (Note 2)	259,753
Payable for custodian fees (Note 2)	11,434
Payable for investor servicing fees (Note 2)	108,977
Payable for Trustee compensation and expenses (Note 2)	259,707
Payable for administrative services (Note 2)	2,996
Payable for distribution fees (Note 2)	119,181
Distributions payable to shareholders	180,790
Other accrued expenses	144,487
Total liabilities	2,049,017
Net assets	$770,988,792

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$797,848,327
Total distributable earnings (Note 1)	(26,859,535)
Total — Representing net assets applicable to capital shares outstanding	$770,988,792

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($547,470,028 divided by 67,596,420 shares)	$8.10
Offering price per class A share (100/96.00 of $8.10)*	$8.44
Net asset value and offering price per class C share ($9,463,612 divided by 1,168,945 shares)**	$8.10
Net asset value, offering price and redemption price per class R6 share ($151,503,803 divided by 18,696,860 shares)	$8.10
Net asset value, offering price and redemption price per class Y share ($62,551,349 divided by 7,718,911 shares)	$8.10
*	On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

10	New York Tax Exempt Income Fund

Statement of operations

Year ended 11/30/24

Investment income
Interest (including interest income of $238,166 from investments in affiliated issuers) (Note 5)	$31,780,057
Total investment income	31,780,057

EXPENSES
Compensation of Manager (Note 2)	3,275,630
Investor servicing fees (Note 2)	452,916
Custodian fees (Note 2)	17,496
Trustee compensation and expenses (Note 2)	36,142
Distribution fees (Note 2)	1,508,978
Administrative services (Note 2)	19,122
Interest and fees expense (Note 1)	185,555
Other	243,162
Total expenses	5,739,001
Expense reduction (Note 2)	(10,906)
Net expenses	5,728,095
Net investment income	26,051,962

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(369,206)
Futures contracts (Note 1)	(789,675)
Total net realized loss	(1,158,881)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	27,531,028
Futures contracts	8,074
Total change in net unrealized appreciation	27,539,102
Net gain on investments	26,380,221
Net increase in net assets resulting from operations	$52,432,183

The accompanying notes are an integral part of these financial statements.

New York Tax Exempt Income Fund	11

Statement of changes in net assets

	Year ended 11/30/24	Year ended 11/30/23
Decrease in net assets
Operations
Net investment income	$26,051,962	$24,855,188
Net realized loss on investments	(1,158,881)	(23,147,738)
Change in net unrealized appreciation of investments	27,539,102	29,621,805
Net increase in net assets resulting from operations	52,432,183	31,329,255
Distributions to shareholders (Note 1):
From ordinary income
Taxable net investment income
Class A	(231,697)	(61,459)
Class B	—	(42)
Class C	(4,007)	(1,623)
Class R6	(64,086)	(13,776)
Class Y	(26,458)	(6,169)
From tax-exempt net investment income
Class A	(17,582,740)	(17,569,707)
Class B	(2,328)	(7,853)
Class C	(259,046)	(324,554)
Class R6	(4,955,500)	(4,455,052)
Class Y	(2,139,228)	(2,024,304)
Decrease from capital share transactions (Note 4)	(47,680,271)	(29,992,097)
Total decrease in net assets	(20,513,178)	(23,127,381)
Net assets
Beginning of year	791,501,970	814,629,351
End of year	$770,988,792	$791,501,970

The accompanying notes are an integral part of these financial statements.

12	New York Tax Exempt Income Fund

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[a]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class A
November 30, 2024	$7.82	.26	.27	.53	(.25)	—	(.25)	$8.10	6.94	$547,470.79		3.28	17
November 30, 2023	7.75	.24	.06	.30	(.23)	—	(.23)	7.82	3.98	576,953.87		3.05	41
November 30, 2022	8.90	.20	(1.13)	(.93)	(.20)	(.02)	(.22)	7.75	(10.50)	603,940.83		2.49	35
November 30, 2021	8.80	.18	.10	.28	(.18)	—	(.18)	8.90	3.23	756,976.77		2.05	12
November 30, 2020	8.72	.20	.09	.29	(.21)	—	(.21)	8.80	3.34	770,842.77		2.37	29
Class C
November 30, 2024	$7.82	.20	.27	.47	(.19)	—	(.19)	$8.10	6.14	$9,464	1.54	2.53	17
November 30, 2023	7.74	.18	.07	.25	(.17)	—	(.17)	7.82	3.34	12,223	1.62	2.29	41
November 30, 2022	8.90	.14	(1.14)	(1.00)	(.14)	(.02)	(.16)	7.74	(11.26)	15,924	1.58	1.72	35
November 30, 2021	8.80	.12	.10	.22	(.12)	—	(.12)	8.90	2.46	24,416	1.52	1.31	12
November 30, 2020	8.72	.14	.08	.22	(.14)	—	(.14)	8.80	2.55	34,757	1.54	1.60	29
Class R6
November 30, 2024	$7.83	.28	.27	.55	(.28)	—	(.28)	$8.10	7.08	$151,504.53		3.54	17
November 30, 2023	7.75	.26	.07	.33	(.25)	—	(.25)	7.83	4.39	137,817.60		3.31	41
November 30, 2022	8.90	.22	(1.13)	(.91)	(.22)	(.02)	(.24)	7.75	(10.27)	135,650.57		2.75	35
November 30, 2021	8.81	.20	.10	.30	(.21)	—	(.21)	8.90	3.38	173,483.52		2.30	12
November 30, 2020	8.73	.23	.08	.31	(.23)	—	(.23)	8.81	3.58	130,200.53		2.60	29
Class Y
November 30, 2024	$7.83	.28	.27	.55	(.28)	—	(.28)	$8.10	7.07	$62,551.54		3.53	17
November 30, 2023	7.75	.26	.07	.33	(.25)	—	(.25)	7.83	4.38	64,280.62		3.30	41
November 30, 2022	8.90	.22	(1.13)	(.91)	(.22)	(.02)	(.24)	7.75	(10.27)	58,684.58		2.73	35
November 30, 2021	8.81	.20	.09	.29	(.20)	—	(.20)	8.90	3.37	83,032.52		2.29	12
November 30, 2020	8.72	.22	.10	.32	(.23)	—	(.23)	8.81	3.69	66,571.54		2.59	29
[a]	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
[b]	Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.
[c]	Includes interest and fee expense associated with borrowings which amounted to the following amounts as a percentage of average net assets:
Percentage of average net assets
11/30/24	0.02%
11/30/23	0.08
11/30/22	0.05
11/30/21	0.01
11/30/20	0.02

The accompanying notes are an integral part of these financial statements.

New York Tax Exempt Income Fund
13

Notes to financial statements 11/30/24

Unless otherwise noted, the “reporting period” represents the period from December 1, 2023 through November 30, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., a direct wholly-owned subsidiary of Franklin Templeton, and the fund’s investment manager for periods on or after July 15, 2024
Franklin Distributors	Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods on or after August 2, 2024
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
JPMorgan	JPMorgan Chase Bank, N.A.
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
PSERV	Putnam Investor Services, Inc., a wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s investment manager for periods prior to July 15, 2024
Putnam Retail Management	Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods prior to August 2, 2024
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam New York Tax Exempt Income Fund (the fund) is a Massachusetts business trust, which is registered under the 1940 Act as a diversified open-end management investment company. The goal of the fund is to seek as high a level of current income exempt from federal income tax and New York State and City personal income taxes as Franklin Advisers believes is consistent with preservation of capital. The fund invests mainly in bonds that pay interest that is exempt from federal income tax and New York State and City personal income taxes (but that may be subject to federal alternative minimum tax (AMT)), are investment-grade in quality, and have intermediate- to long-term maturities (i.e., three years or longer). Under normal circumstances, Franklin Advisers invests so that at least 90% of the fund’s income distributions are exempt from federal income tax and New York State and City personal income taxes, except during times of adverse market conditions, when more than 10% of the fund’s income distributions could be subject to these taxes. Such tax-exempt investments in which the fund invests are issued by or for states, territories or possessions of the United States or by their political subdivisions, agencies, authorities or other government entities, and the income from these investments is exempt from both federal, and New York State and City personal income tax. This investment policy cannot be changed without the approval of the fund’s shareholders. Franklin Advisers may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 4.00%	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class R6 †	None	None	None
Class Y †	None	None	None
† Not available to all investors.

Effective September 5, 2024, the fund converted all of its class B shares into class A shares, and subsequently terminated its class B shares as a fund offering.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the fund, including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities

14
New York Tax Exempt Income Fund

quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Tender option bond transactions The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in the fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund did not have any investments in the TOB trust and there were no floating-rate bonds outstanding. For the reporting period ended, the fund incurred interest expense of $161,843 for investments previously held in connection with the TOB trust, based on an average interest rate of 3.51%.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At November 30, 2024, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
Short-term	Long-term	Total
$9,749,923	$31,563,531	$41,313,454

Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from amortization and accretion and from a redesignation of taxable distributions. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $662,118 to decrease undistributed net investment income, $19,421 to decrease paid-in capital and $681,539 to decrease accumulated net realized loss.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$24,632,822
Unrealized depreciation	(12,423,736)
Net unrealized appreciation	12,209,086
Undistributed tax-exempt income	1,636,898
Capital loss carryforward	(41,313,454)
Cost for federal income tax purposes	$750,731,837

New York Tax Exempt Income Fund
15

Note 2: Management fee, administrative services and other transactions

Effective July 15, 2024, Putnam Management transferred its management contract with the fund to Franklin Advisers. As a result of the transfer, Franklin Advisers replaced Putnam Management as the investment adviser of the fund. In connection with the transfer, the fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers.

In addition, Putnam Management transferred to Franklin Advisers the sub-management contract between Putnam Management and PIL in respect of the fund.

The fund pays Franklin Advisers a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.590%	of the first $5 billion,
0.540%	of the next $5 billion,
0.490%	of the next $10 billion,
0.440%	of the next $10 billion,
0.390%	of the next $50 billion,
0.370%	of the next $50 billion,
0.360%	of the next $100 billion and
0.355%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.420% of the fund’s average net assets.

Franklin Advisers has contractually agreed, through March 30, 2026, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Effective July 15, 2024, Franklin Advisers retained Putnam Management as sub-adviser for the fund pursuant to a new sub-advisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the fund. Franklin Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

Effective November 1, 2024, Franklin Templeton Investment Management Limited (FTIML) is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. FTIML did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers were to engage the services of FTIML, Franklin Advisers (and not the fund) would pay a monthly sub-management fee to FTIML for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by FTIML.

Prior to November 1, 2024, PIL was authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers had engaged the services of PIL, Franklin Advisers (and not the fund) would have paid a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL. Effective November 1, 2024, PIL merged into FTIML, and PIL investment professionals became employees of FTIML.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management and PIL, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management and PIL became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management and the sub-management contract for the fund between Putnam Management and PIL that were in place for the fund before the Transaction (together, the “Previous Advisory Contracts”). However, for the period from January 1, 2024 until February 21, 2024, Putnam Management and PIL continued to provide uninterrupted services with respect to the fund pursuant to interim investment management and sub-management contracts (together, the “Interim Advisory Contracts”) that were approved by the Board of Trustees. The terms of the Interim Advisory Contracts were identical to those of the Previous Advisory Contracts, except for the term of the contracts and those provisions required by regulation. On February 21, 2024, new investment management and sub-management contracts were approved by fund shareholders at a shareholder meeting held in connection with the Transaction (together, the “New Advisory Contracts”). The New Advisory Contracts took effect on February 21, 2024 and replaced the Interim Advisory Contracts. The terms of the New Advisory Contracts are substantially similar to those of the Previous Advisory Contracts, and the fee rates payable under the New Advisory Contracts are the same as the fee rates under the Previous Advisory Contracts.

Effective June 1, 2024, Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Franklin Advisers an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

PSERV, an affiliate of Franklin Advisers, provides investor servicing agent functions to the fund. PSERV received fees for investor servicing for class A, class B, class C and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$335,661
Class B	55
Class C	6,493
Class R6	72,881
Class Y	37,826
Total	$452,916

The fund has entered into expense offset arrangements with PSERV and State Street whereby PSERV’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $10,906 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $530, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

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New York Tax Exempt Income Fund

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Franklin Distributors, or for periods prior to August 2, 2024, Putnam Retail Management, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Franklin Distributors and to Putnam Retail Management at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Franklin Distributors Amount	Putnam Retail Management Amount	Totals
Class A	0.35%	0.25%	$458,716	$941,181	$1,399,897
Class B	1.00%	0.85%	38	741	$779
Class C	1.00%	1.00%	33,536	74,766	$108,302
Total			$492,290	$1,016,688	$1,508,978

For the period from August 2, 2024 through November 30, 2024, Franklin Distributors, acting as underwriter, received net commissions of $5,248 from the sale of class A shares and received no monies in contingent deferred sales charges from redemptions of class B and class C shares. For the period December 1, 2023 through August 1, 2024, Putnam Retail Management, acting as underwriter, received net commissions of $4,788 from the sale of class A shares and received $77 and $98 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is accessed on certain redemptions of class A shares. For the period from August 2, 2024 through November 30, 2024, Franklin Distributors, acting as underwriter, received $140 on class A redemptions. For the period from December 1, 2023 through August 1, 2024, Putnam Retail Management, acting as underwriter, received $1,073 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$129,116,196	$175,323,573
U.S. government securities (Long-term)	—	—
Total	$129,116,196	$175,323,573

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	YEAR ENDED 11/30/24		YEAR ENDED 11/30/23
Class A	Shares	Amount	Shares	Amount
Shares sold	4,438,241	$35,454,978	5,133,092	$39,925,554
Shares issued in connection with reinvestment of distributions	1,920,022	15,340,915	1,957,206	15,172,209
	6,358,263	50,795,893	7,090,298	55,097,763
Shares repurchased	(12,523,455)	(99,911,831)	(11,271,519)	(87,404,362)
Net decrease	(6,165,192)	$(49,115,938)	(4,181,221)	$(32,306,599)
	YEAR ENDED 11/30/24 *		YEAR ENDED 11/30/23
Class B	Shares	Amount	Shares	Amount
Shares sold	14	$109	46	$360
Shares issued in connection with reinvestment of distributions	196	1,557	702	5,442
	210	1,666	748	5,802
Shares repurchased	(29,465)	(234,219)	(27,350)	(211,157)
Net decrease	(29,255)	$(232,553)	(26,602)	$(205,355)
	YEAR ENDED 11/30/24		YEAR ENDED 11/30/23
Class C	Shares	Amount	Shares	Amount
Shares sold	121,078	$967,437	165,740	$1,289,459
Shares issued in connection with reinvestment of distributions	31,482	251,399	41,054	318,297
	152,560	1,218,836	206,794	1,607,756
Shares repurchased	(547,018)	(4,367,909)	(699,479)	(5,375,793)
Net decrease	(394,458)	$(3,149,073)	(492,685)	$(3,768,037)
	YEAR ENDED 11/30/24		YEAR ENDED 11/30/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	4,540,031	$36,249,166	4,172,818	$32,590,043
Shares issued in connection with reinvestment of distributions	629,231	5,029,421	576,163	4,467,834
	5,169,262	41,278,587	4,748,981	37,057,877
Shares repurchased	(4,083,440)	(32,567,503)	(4,636,517)	(36,005,349)
Net increase	1,085,822	$8,711,084	112,464	$1,052,528

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	YEAR ENDED 11/30/24		YEAR ENDED 11/30/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	2,174,720	$17,401,454	5,319,507	$41,613,250
Shares issued in connection with reinvestment of distributions	237,971	1,902,043	228,035	1,768,910
	2,412,691	19,303,497	5,547,542	43,382,160
Shares repurchased	(2,907,196)	(23,197,288)	(4,904,341)	(38,146,794)
Net increase (decrease)	(494,505)	$(3,893,791)	643,201	$5,235,366

* Effective September 5, 2024, the fund has terminated its class B shares.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 11/30/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 11/30/24
Short-term investments
Putnam Short Term Investment Fund Class P ‡	$9,839,045	$187,963,805	$197,432,958	$238,166	$369,892
Total Short-term investments	$9,839,045	$187,963,805	$197,432,958	$238,166	$369,892
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management and Franklin Advisers, as applicable. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund focuses a majority of its investments in the state of New York and may be affected by economic and political developments in that state.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Futures contracts (number of contracts)	40

As of the close of the reporting period, the fund did not hold any derivative instruments.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Futures	Total
Interest rate contracts	$(789,675)	$(789,675)
Total	$(789,675)	$(789,675)
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Futures	Total
Interest rate contracts	$8,074	$8,074
Total	$8,074	$8,074

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New York Tax Exempt Income Fund

Federal tax information (Unaudited)

The fund has designated $24,990,597 of dividends paid from net investment income during the reporting period as tax exempt for federal income tax purposes.

The Form 1099 that will be mailed to you in January 2025 will show the tax status of all distributions paid to your account in calendar 2024.

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19

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes (Unaudited)

February 21, 2024 special meeting
At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
37,703,807	1,951,964	11,650,228
At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
37,410,120	2,019,809	11,876,069
All tabulations are rounded to the nearest whole number.

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

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New York Tax Exempt Income Fund

Board approval of management and subadvisory agreements (Unaudited)

At its meeting on September 27, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved a new Sub-Advisory Agreement with respect to your fund (the “New FTIML Sub-Advisory Agreement”) between Franklin Advisers, Inc. (“Franklin Advisers”) and its affiliate, Franklin Templeton Investment Management Limited (“FTIML”). Franklin Advisers and FTIML are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”). (Because FTIML is an affiliate of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by FTIML, the Trustees did not attempt to evaluate FTIML as a separate entity.)

The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act), requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New FTIML Sub-Advisory Agreement. At its September 2024 meeting, the Contract Committee met with representatives of Franklin Templeton, and separately in executive session, to consider the information provided. At the September Trustees’ meetings, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

Considerations in connection with the Trustees’ approval of the New FTIML Sub-Advisory Agreement

The Trustees considered the proposed New FTIML Sub-Advisory Agreement in connection with the planned November 1, 2024 merger (the “Merger”) of Putnam Investments Limited (“PIL”), an affiliate of Franklin Advisers and a sub-adviser to your fund prior to the Merger, with and into FTIML. The Trustees considered that, in connection with the Merger, PIL investment professionals would become employees of FTIML, and, upon consummation of the Merger, PIL would cease to exist as a separate legal entity.

The Trustees noted that Franklin Templeton viewed the Merger as a further step in the integration of the legacy Putnam and Franklin Templeton organizations, offering potential operational efficiencies and enhanced investment resources for the funds. The Trustees also considered, among other factors, that:

• The Merger and the New FTIML Sub-Advisory Agreement would not result in any reduction or material change in the nature or the level of the sub-advisory services provided to the funds;

• The PIL portfolio managers who are responsible for the day-to-day management of the applicable funds would be the same immediately prior to, and immediately after, the Merger, and these investment personnel would have access to the same research and other resources to support their respective investment advisory functions and operate under the same conditions both immediately before and after the Merger;

• Despite a change in the sub-advisory fee structure for certain funds, the New FTIML Sub-Advisory Agreement would not result in an increase in the advisory fee rates payable by each fund, as Franklin Advisers would be responsible for overseeing the investment advisory services provided to the applicable funds by FTIML under the New FTIML Sub-Advisory Agreement and would compensate FTIML for such services out of the fees it receives under each fund’s Management Contract with Franklin Advisers; and

• The terms of the New FTIML Sub-Advisory Agreement were substantially similar to those under the New PIL Sub-Management Contract (defined below) 1 between Franklin Advisers and PIL.

The Trustees also considered that, prior to the Merger, counsel to Franklin Advisers and FTIML had provided a legal opinion that the Merger and the appointment of FTIML as sub-adviser to the funds would not result in an “assignment” under the 1940 Act of the New PIL Sub-Management Contract and that the New FTIML Sub-Advisory Agreement did not require shareholder approval.

The Trustees also took into account that they had most recently approved the fund’s New PIL Sub-Management Contract in June 2024. Because, other than the parties to the contract, the revised sub-advisory fee structure for certain funds, and certain other non-substantive changes to contractual terms, the New FTIML Sub-Advisory Agreement was substantially similar to the New PIL Sub-Management Contract, the Trustees relied to a considerable extent on their previous approval of the New PIL Sub-Management Contract, which is described below.

Board of Trustees’ Conclusions

After considering the factors described above and those described below under the heading “ Considerations and conclusions in connection with the Trustees’ June 2024 approvals, ” as well as other factors, the Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the New FTIML Sub-Advisory Agreement represented reasonable compensation in light of the nature and quality of the services that would be provided to the funds, and determined to approve the New FTIML Sub-Advisory Agreement for your fund. These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor.

Considerations and conclusions in connection with the Trustees’ June 2024 approvals

At its meeting on June 28, 2024, the Board of Trustees of your fund, including all of the Independent Trustees, approved a New Management Contract (defined below) between your fund and Franklin Advisers, a New PIL Sub-Management Contract (defined below) for your fund between Franklin Advisers and its affiliate, PIL, and a new subadvisory agreement (the “New Putnam Management Subadvisory Agreement”) for your fund between Franklin Advisers and Putnam Investment Management, LLC (“Putnam Management”) (collectively, the “New Advisory Contracts”). Franklin Advisers, Putnam Management, and PIL are each direct or indirect, wholly-owned subsidiaries of Franklin Templeton.

The Trustees considered the proposed New Advisory Contracts in connection with an internal reorganization (the “Reorganization”) whereby the fixed income and Investment Solutions investment operations of Putnam Management, your fund’s investment adviser prior

1 The New PIL Sub-Management Contract was operative until the effective date of the Merger, November 1, 2024, and was replaced by the New FTIML Sub-Advisory Agreement effective as of that date.

New York Tax Exempt Income Fund
21

to the Reorganization, were combined with those of Franklin Advisers. As part of the Reorganization, Franklin Advisers assumed the role of investment adviser for your fund and the other Putnam fixed income and Investment Solutions mutual funds, exchange-traded funds and closed-end funds (collectively, the “FI/IS Funds”), which was accomplished through a transfer by Putnam Management of all of its rights and obligations under the previous management contracts between Putnam Management and the FI/IS Funds (the “Previous Management Contracts”) and the previous sub-management contract between Putnam Management and its affiliate, PIL, with respect to the FI/IS Funds (the “Previous Sub-Management Contract,” and, together with the Previous Management Contracts, the “Previous Contracts”) to Franklin Advisers (the “Contract Transfers”) by means of assignment and assumption agreements (the Previous Management Contracts and the Previous Sub-Management Contract, as modified by the terms of the related assignment and assumption agreements, are hereinafter referred to as the “New Management Contracts” and the “New PIL Sub-Management Contract,” respectively). (Because PIL is an affiliate of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by PIL, the Trustees did not attempt to evaluate PIL as a separate entity.)

In addition to the New Management Contracts and New PIL Sub-Management Contract, the Board of Trustees of your fund considered and approved the New Putnam Management Subadvisory Agreement pursuant to which Franklin Advisers retained Putnam Management as sub-adviser for each FI/IS Fund so that, following the Reorganization, Putnam Management’s equity team, which was not part of the Reorganization, could continue to provide certain services that it had historically provided to the FI/IS Funds, including, as applicable, the management of the equity portion of a FI/IS Fund’s portfolio, including equity trade execution services, the provision of derivatives and other investment trading facilities for a transitional period, and the provision of proxy voting services for a transitional period (the “Services”).

In connection with the review process, the Independent Trustees’ independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act) met with representatives of Putnam Management and Franklin Templeton to discuss the contract review materials that would be furnished to the Contract Committee. The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel, requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New Management Contracts. Over the course of several months ending in June 2024, the Contract Committee met on a number of occasions with representatives of Putnam Management and Franklin Templeton, and separately in executive session, to consider the information provided. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

At the Board of Trustees’ June 2024 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the approval of the New Advisory Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations.

The Trustees noted that Franklin Templeton viewed the Reorganization as a further step in the integration of the legacy Putnam Management and Franklin Advisers fixed income and Investment Solutions organizations, offering potential operational efficiencies and enhanced investment resources for the FI/IS Funds. The Trustees also considered, among other factors, that:

• The Contract Transfers would not result in a change in the senior management at Franklin Templeton, so that the same management will be in place before and after the Contract Transfers, which contemplate no reduction in the nature and level of the advisory and administrative services provided to the FI/IS Funds;

• The portfolio managers who are responsible for the day-to-day management of the FI/IS Funds would be the same immediately prior to, and immediately after, the Contract Transfers, and these investment personnel would have access to the same research and other resources to support their respective investment management functions both before and immediately after the Contract Transfers; and

• The Contract Transfers would not result in an increase in the advisory fee rates payable by each FI/IS Fund and that, other than an acknowledgment by Franklin Advisers and Putnam Management that for purposes of the New Management Contracts, each applicable FI/IS Fund will continue to be “an open-end fund sponsored by Putnam Management,” for purposes of calculating the advisory fee rates, and updating the parties to the agreements, the terms of the New Management Contracts and New PIL Sub-Management Contract were substantially identical to those under the Previous Contracts (including with respect to the term of the New Management Contracts and New PIL Sub-Management Contract, which run through June 30, 2025, unless the contracts are sooner terminated or continued pursuant to their terms).

With respect to the New Putnam Management Subadvisory Agreement, the Trustees considered that, under the agreement, Putnam Management would provide any necessary Services to the applicable FI/IS Fund under generally the same terms and conditions related to the FI/IS Fund as such Services were previously provided by Putnam Management under the FI/IS Fund’s Previous Management Contract. The Trustees also considered that Franklin Advisers would be responsible for overseeing the Services provided to the FI/IS Funds by Putnam Management under the New Putnam Management Subadvisory Agreement and would compensate Putnam Management for such services out of the fees it receives under the New Management Contracts. The Trustees further noted Franklin Advisers’ and Putnam Management’s representations that Putnam Management’s appointment as sub-adviser to the FI/IS Funds would not result in any material change in the nature or level of investment advisory services provided to the FI/IS Funds.

The Trustees also considered that, prior to the Reorganization, counsel to Franklin Advisers and Putnam Management had provided a legal opinion that the Contract Transfers would not result in an “assignment” under the 1940 Act of the Previous Contracts or a material amendment of those contracts, and, therefore, the New Management Contracts and New PIL Sub-Management Contract did not require shareholder approval. In addition, the Trustees considered that counsel to Franklin Advisers and Putnam Management had provided a legal opinion that shareholder approval of the New Putnam Management Subadvisory Agreement was not required under the 1940 Act.

General conclusions

In addition to the above considerations, the Independent Trustees’ approvals were based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the application of certain reductions and waivers noted below; and

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New York Tax Exempt Income Fund

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Franklin Advisers of any economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. The considerations and conclusions discussed herein were also informed by the fact that there would be continuity in the management of the FI/IS Funds, including your fund, immediately following the Reorganization (i.e., the same portfolio managers that managed the fund prior to the Reorganization would be in place immediately following the Reorganization). The Trustees also considered that the FI/IS Funds had no operating history with Franklin Templeton or its affiliates prior to 2024.

Management fee schedules and total expenses

Under its Previous Management Contract and under its New Management Contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management in the Putnam family of funds increase (“Fund Family Breakpoints”). The Trustees considered that breakpoints in a fund’s management fee schedule, such as the Fund Family Breakpoints in place for your fund, were one way in which economies of scale in managing a fund can be shared with the fund’s shareholders. The Trustees reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, Putnam Management and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations. These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds, including your fund, of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds, including your fund, had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2023. Franklin Advisers, who now serves as your fund’s investment adviser following the Reorganization, and PSERV have agreed to maintain these expense limitations until at least March 30, 2026. Franklin Advisers’ and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve your fund’s New Advisory Contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the third quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2023. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2023 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included year-over-year data with respect to revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2023 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees also reviewed the revenues, expenses and profitability of Franklin Templeton’s global investment management business and its U.S. registered investment company business, which includes the financial results of Franklin Advisers. Because the FI/IS Funds had no operating history with Franklin Templeton or its affiliates, the Trustees did not review fund-by-fund profitability information for Franklin Templeton. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services to be provided by Franklin Advisers (which are substantially identical to those historically provided by Putnam Management) and represented an appropriate sharing between fund shareholders and Franklin Advisers of any economies of scale as may exist in the management of the funds at that time.

The information examined by the Trustees in connection with their review of the New Advisory Contracts included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including collective investment trusts offered in the defined contribution retirement plan market, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, model-only separately managed accounts and Putnam Management’s manager-traded separately managed account programs. This information included, in cases where a product’s investment strategy corresponds with a FI/IS Fund’s strategy, comparisons of those fees with fees charged to the funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees also considered information regarding services provided and fees charged by Franklin Advisers and its other Franklin Templeton affiliates to other clients, including U.S. registered mutual funds, funds organized outside of the United States (i.e., offshore funds), separate accounts (including separately managed accounts), collective investment trusts and sub-advised funds, which included, where applicable, the specific fees charged to strategies that are comparable to those of the FI/IS Funds. The Trustees observed that the differences in fee

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rates between these clients and the funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management historically provided and that Franklin Advisers will provide to the FI/IS Funds as investment adviser and those that they provide to their other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s Previous Management Contract and was also a significant factor in considering approval of your fund’s New Management Contract, since the portfolio managers of your fund that were employed by Putnam Management prior to the Reorganization would continue to serve as portfolio managers of your fund immediately following the Reorganization as employees of Franklin Advisers. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which met on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provided a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. In addition to Putnam Management’s investment process and performance, the Trustees considered aggregate performance information for Franklin Advisers’ fixed income and Investment Solutions investment strategies, and also met with senior investment leadership at Franklin Advisers, including the respective heads of the fixed income and Investment Solutions teams and the Head of Public Market Investments.

The Trustees considered that, in the aggregate, peer-relative and benchmark-relative Putnam fund performance was generally strong in 2023 against a backdrop of largely solid fixed income markets and strong but volatile equity markets, which were characterized by a concentration of performance among large-cap growth stocks. The Trustees also noted that corporate earnings and employment figures continued to generally show strength, underpinning market rallies in 2023, while inflation concerns, Federal Reserve actions to reduce inflation and geopolitical tensions continued to be a focus of investors. For the one-year period ended December 31, 2023, the Trustees considered that the Putnam funds, on an asset-weighted basis, ranked in the 32nd percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted-basis, outperformed their benchmarks by 2.8% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 31st, 21st, and 22nd percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2023, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar, Inc. ratings assigned to the funds, noting that 45 funds were rated four or five stars at the end of 2023, which represented an increase of 5 funds year-over-year. The Trustees also considered that 18 funds were five-star rated at the end of 2023, which was a year-over-year increase of 11 funds, and that 90% of the funds’ aggregate assets were in four- or five-star rated funds at year end.

In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes, as reported in the Barron’s/Lipper Fund Families survey (the “Survey”). The Trustees noted that the Survey ranks mutual fund companies based on their performance across a variety of asset types, and that The Putnam Fund complex had performed exceptionally well in 2023. In this regard, the Trustees considered that The Putnam Fund complex had ranked 1st out of 49 fund companies, 1st out of 47 fund companies and 5th out of 46 fund companies for the one-year, five-year and ten-year periods, respectively. The Trustees also noted that 2023 had marked the seventh year in a row that The Putnam Fund complex had ranked in the top ten fund companies. They also noted, however, the disappointing investment performance of some Putnam funds for periods ended December 31, 2023 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. In the case of your fund, the Trustees considered that its class A share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper New York Municipal Debt Funds) for the one-year, three-year and five-year periods ended December 31, 2023 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period
2nd	2nd	2nd

Over the one-year, three-year and five-year periods ended December 31, 2023, there were 98, 97 and 91 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

Brokerage and soft-dollar allocations and other benefits; distribution

The Trustees considered various potential benefits that Franklin Advisers and Putnam Management may receive in connection with the services provided under the New Advisory Contracts to your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Franklin Advisers and Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that would enhance Franklin Advisers’ and Putnam Management’s investment capabilities and supplement their

24
New York Tax Exempt Income Fund

internal research efforts. The Trustees intend to continue to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees intend to continue to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process. Your fund is not expected to generate a significant amount of soft-dollar credits.

The Trustees also considered other potential benefits that Franklin Advisers and Putnam Management may receive in connection with the services provided under the New Advisory Contracts to your fund. These potential benefits included, among others, Franklin Advisers’ and Putnam Management’s registered fund businesses aiding in the growth of their non-registered fund businesses and the use of an affiliated transfer agent’s services (in the case of your fund, PSERV, which is affiliated with Franklin Advisers and Putnam Management), where the fees for those services are paid by the fund.

Franklin Advisers may also receive benefits from payments made to Franklin Advisers’ affiliates by the mutual funds for distribution services. In connection with the consolidation of Putnam Retail Management Limited Partnership (“PRM”) with Franklin Distributors, LLC (“FD”), which took place on August 2, 2024 (the “Consolidation”), the Trustees appointed FD as principal underwriter of the mutual funds, effective on August 2, 2024. Both PRM and FD are affiliates of Franklin Advisers and Putnam Management. In approving the continuation of your fund’s distribution plans, the Trustees concluded that the fees payable by the mutual funds to PRM, prior to FD succeeding PRM as principal underwriter for the mutual funds, and to be paid to FD, once it assumed the role of principal underwriter, for distribution services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PRM and FD, as applicable, in providing such services.

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© 2024 Franklin Templeton. All rights reserved.	38912-AFSOI 1/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) No

(b) No

Item 19. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds and Franklin Templeton are filed herewith

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith:

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New York Tax Exempt Income Fund

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: January 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: January 28, 2025

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: January 28, 2025